Fixed Assets (Details 2) $ in Thousands	12 Months Ended
	Dec. 31, 2022 USD ($) MWp	Dec. 31, 2021 USD ($)	Dec. 31, 2020 USD ($)
Disclosure of detailed information about property, plant and equipment [line items]
Depreciated cost as of December 31, 2022	$ 1,705	$ 1,054	$ 641
Wind farms [Member] | Ewk [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Country	Serbia
Status	2019
Installed capacity | MWp	105
Effective holding rate	50.10%
Depreciated cost as of December 31, 2022	$ 142,700
Wind farms [Member] | Lukovac [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Country	Croatia
Status	2018
Installed capacity | MWp	49
Effective holding rate	50.10%
Depreciated cost as of December 31, 2022	$ 48,000
Wind farms [Member] | Sowi Member [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Country	Kosovo
Status	2021
Installed capacity | MWp	105
Effective holding rate	60.00%
Depreciated cost as of December 31, 2022	$ 135,500
Wind farms [Member] | Picasso [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Country	Sweden
Status	2021
Installed capacity | MWp	113
Effective holding rate	69.00%
Depreciated cost as of December 31, 2022	$ 141,000
Wind farms [Member] | Tullynamoyle [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Country	Ireland
Status	2017
Installed capacity | MWp	13.6
Effective holding rate	50.10%
Depreciated cost as of December 31, 2022	$ 19,000
Wind farms [Member] | Emek Habacha [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Country	Israel
Status	2022
Installed capacity | MWp	109
Effective holding rate	40.90%
Depreciated cost as of December 31, 2022	$ 203,200
Wind farms [Member] | Ruach Beresheet [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Country	Sweden
Installed capacity | MWp	372
Effective holding rate	56.00%
Depreciated cost as of December 31, 2022	$ 362,000
Wind farms [Member] | Gecama [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Country	Spain
Status	2022
Installed capacity | MWp	329
Effective holding rate	72.00%
Depreciated cost as of December 31, 2022	$ 339,000
Wind farms [Member] | Björnberget Vindkraft AB [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Country	Israel
Installed capacity | MWp	189
Effective holding rate	54.00%
Depreciated cost as of December 31, 2022	$ 313,700